UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (91.6%)(a)
			Shares	Value

Banks (32.5%)

Bank of Ireland (Ireland)(NON)			496,942	$185,341

Bank of Queensland, Ltd. (Australia)			11,578	114,693

Citigroup, Inc.			9,755	527,648

Credicorp, Ltd. (Peru)			1,452	153,346

Dubai Islamic Bank PJSC (United Arab Emirates)			74,677	130,135

Grupo Financiero Banorte SAB de CV (Mexico)			38,100	204,309

ING Groep NV GDR (Netherlands)			20,663	283,700

JPMorgan Chase & Co.			10,556	703,874

KeyCorp			8,200	107,502

Lloyds Banking Group PLC (United Kingdom)			318,672	350,173

Metro Bank PLC (acquired 01/15/14, cost $96,022) (Private) (United Kingdom)(F)(RES)(NON)			4,511	108,534

Natixis SA (France)			36,243	219,799

PacWest Bancorp			4,300	202,186

Permanent TSB Group Holdings PLC (Ireland)(NON)			78,531	387,977

Shinsei Bank, Ltd. (Japan)			88,000	167,420

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,400	129,863

Virgin Money Holdings UK PLC (United Kingdom)			59,894	321,044

Wells Fargo & Co.			10,350	570,285

				4,867,829
Capital markets (14.8%)

AllianceBernstein Holding LP (Partnership shares)			9,100	222,950

BGP Holdings PLC (Malta)(F)			82,319	87

Carlyle Group LP (The)			4,463	80,468

Charles Schwab Corp. (The)			13,100	441,601

Credit Suisse Group AG (rights) (Switzerland)(NON)			15,715	9,623

Credit Suisse Group AG (Switzerland)			15,715	337,868

E*Trade Financial Corp.(NON)			7,400	225,182

KKR & Co. LP			14,800	250,268

Morgan Stanley			10,100	346,430

Partners Group Holding AG (Switzerland)			477	172,236

State Street Corp.			1,800	130,644

				2,217,357
Consumer finance (1.4%)

American Express Co.			2,800	200,592

Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)			2,113	5,420

				206,012
Diversified financial services (2.8%)

Challenger, Ltd. (Australia)			38,986	238,485

Eurazeo SA (France)			2,812	189,046

				427,531
Hotels, restaurants, and leisure (2.3%)

Accor SA (France)			4,427	186,813

Dalata Hotel Group PLC (Ireland)(NON)			28,178	153,323

				340,136
Household durables (1.0%)

Persimmon PLC (United Kingdom)			5,044	145,478

				145,478
Insurance (19.5%)

Admiral Group PLC (United Kingdom)			5,636	137,597

AIA Group, Ltd. (Hong Kong)			62,600	373,949

American International Group, Inc.			7,200	457,776

Assured Guaranty, Ltd.			10,500	277,620

Genworth Financial, Inc. Class A(NON)			19,200	96,960

Hartford Financial Services Group, Inc. (The)			7,700	351,428

Intact Financial Corp. (Canada)			4,120	274,636

Patriot National, Inc.(NON)			11,400	166,212

Prudential PLC (United Kingdom)			18,387	426,328

St James's Place PLC (United Kingdom)			22,834	349,405

				2,911,911
IT Services (2.8%)

Visa, Inc. Class A			2,720	214,907

Worldpay Group PLC (United Kingdom)(NON)			45,010	202,691

				417,598
Real estate investment trusts (REITs) (6.6%)

American Tower Corp.			1,500	149,070

Boston Properties, Inc.			1,500	187,485

Hibernia REIT PLC (Ireland)			142,359	209,219

Japan Hotel REIT Investment Corp (Japan)			283	206,344

Public Storage			356	85,461

Simon Property Group, Inc.			800	148,992

				986,571
Real estate management and development (5.2%)

Foxtons Group PLC (United Kingdom)			65,377	173,002

Hang Lung Group, Ltd. (Hong Kong)			33,000	112,473

Kennedy-Wilson Holdings, Inc.			6,500	169,650

Mitsui Fudosan Co., Ltd. (Japan)			9,000	227,252

Nexity SA (France)			2,211	94,364

				776,741
Thrifts and mortgage finance (1.5%)

Home Capital Group, Inc. (Canada)(S)			2,900	71,574

Radian Group, Inc.			11,000	156,750

				228,324
Transportation infrastructure (1.2%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			35,000	186,404

				186,404

Total common stocks (cost $11,968,725)				$13,711,892

WARRANTS (0.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Oberoi Realty, Ltd. 144A (India)	12/12/16	$0.00	23,326	$91,197

Total warrants (cost $118,699)				$91,197

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)			6	$15

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)			100	284

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)			145	664

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)			210	962

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)			109	539

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)			236	1,631

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)			1,785	4,579

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)			2,257	5,789

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)			5,674	14,540

Total convertible preferred stocks (cost $32,224)				$29,003

SHORT-TERM INVESTMENTS (7.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.27%(d)			67,990	$67,990

Putnam Short Term Investment Fund 0.16%(AFF)			1,035,179	1,035,179

Total short-term investments (cost $1,103,169)				$1,103,169

TOTAL INVESTMENTS

Total investments (cost $13,222,817)(b)				$14,935,261

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $6,127,425) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/20/16	$72,484	$73,078	$594
	Euro	Buy	12/16/15	72,294	74,929	(2,635)
	Euro	Sell	12/16/15	72,294	75,388	3,094
Barclays Bank PLC
	Australian Dollar	Buy	1/20/16	55,114	53,593	1,521
	Canadian Dollar	Buy	1/20/16	111,197	111,801	(604)
	Euro	Buy	12/16/15	24,415	26,632	(2,217)
	Hong Kong Dollar	Buy	2/17/16	24,270	24,282	(12)
	Japanese Yen	Buy	2/17/16	91,020	91,036	(16)
	Singapore Dollar	Buy	2/17/16	190,831	192,127	(1,296)
	Swiss Franc	Buy	12/16/15	55,160	58,446	(3,286)
	Swiss Franc	Sell	12/16/15	55,160	58,132	2,972
Citibank, N.A.
	Australian Dollar	Buy	1/20/16	145,501	141,508	3,993
	Danish Krone	Buy	12/16/15	33,497	35,290	(1,793)
	Euro	Buy	12/16/15	30,017	31,820	(1,803)
	Euro	Sell	12/16/15	30,017	32,169	2,152
	Japanese Yen	Buy	2/17/16	24,749	24,761	(12)
Credit Suisse International
	Australian Dollar	Buy	1/20/16	51,865	50,432	1,433
	British Pound	Sell	12/16/15	296,103	300,921	4,818
	Canadian Dollar	Buy	1/20/16	123,253	124,312	(1,059)
	Euro	Buy	12/16/15	159,491	170,940	(11,449)
	Euro	Sell	12/16/15	159,491	169,063	9,572
	Japanese Yen	Buy	2/17/16	16,946	17,302	(356)
	Norwegian Krone	Buy	12/16/15	39,149	41,262	(2,113)
	Swedish Krona	Buy	12/16/15	132,210	137,244	(5,034)
	Swiss Franc	Sell	12/16/15	156,821	166,710	9,889
Deutsche Bank AG
	Australian Dollar	Buy	1/20/16	64,779	63,012	1,767
	British Pound	Sell	12/16/15	331,196	337,497	6,301
	Canadian Dollar	Buy	1/20/16	62,974	63,532	(558)
	Euro	Buy	12/16/15	55,066	57,261	(2,195)
	Euro	Sell	12/16/15	55,066	57,179	2,113
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/20/16	1,587	1,544	43
	British Pound	Buy	12/16/15	153,474	155,970	(2,496)
	British Pound	Sell	12/16/15	153,474	156,460	2,986
	Canadian Dollar	Buy	1/20/16	103,260	103,994	(734)
	Euro	Buy	12/16/15	241,087	255,581	(14,494)
	Euro	Sell	12/16/15	241,087	255,703	14,616
Royal Bank of Scotland PLC (The)
	British Pound	Sell	12/16/15	170,794	172,756	1,962
	Canadian Dollar	Buy	1/20/16	66,569	67,139	(570)
	Euro	Buy	12/16/15	78,002	82,684	(4,682)
	Euro	Sell	12/16/15	78,002	83,594	5,592
	Swedish Krona	Buy	12/16/15	65,600	67,245	(1,645)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	113,255	110,782	2,473
	British Pound	Sell	12/16/15	300,170	306,815	6,645
	Canadian Dollar	Buy	1/20/16	130,891	132,061	(1,170)
	Euro	Buy	12/16/15	166,890	172,806	(5,916)
	Euro	Sell	12/16/15	166,890	178,910	12,020
	Israeli Shekel	Buy	1/20/16	14,941	14,737	204
	Japanese Yen	Buy	2/17/16	164,050	167,498	(3,448)
	Swedish Krona	Buy	12/16/15	56,653	58,874	(2,221)
	Swiss Franc	Buy	12/16/15	57,105	60,493	(3,388)
	Swiss Franc	Sell	12/16/15	57,105	60,203	3,098
UBS AG
	Australian Dollar	Buy	1/20/16	81,515	79,046	2,469
	British Pound	Buy	12/16/15	87,958	89,084	(1,126)
	Canadian Dollar	Buy	1/20/16	48,972	49,426	(454)
	Euro	Buy	12/16/15	70,392	74,610	(4,218)
	Euro	Sell	12/16/15	70,392	75,450	5,058
	Swiss Franc	Buy	12/16/15	85,609	89,004	(3,395)
WestPac Banking Corp.
	Australian Dollar	Buy	1/20/16	81,082	78,856	2,226
	Canadian Dollar	Buy	1/20/16	41,484	42,583	(1,099)
	Japanese Yen	Buy	2/17/16	21,408	21,858	(450)

Total						$21,667

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,962,365.
(b)	The aggregate identified cost on a tax basis is $13,271,861, resulting in gross unrealized appreciation and depreciation of $2,445,061 and $781,661, respectively, or net unrealized appreciation of $1,663,400.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $142,957, or 0.9% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$505,653	$1,335,877	$806,351	$124	$1,035,179
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $67,990, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $64,353. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $5,820 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	50.7%
	United Kingdom	14.9
	Ireland	6.3
	Japan	6.2
	France	4.6
	Switzerland	3.5
	Hong Kong	3.3
	Australia	2.4
	Canada	2.3
	Netherlands	1.9
	Mexico	1.4
	Peru	1.0
	United Arab Emirates	0.9
	India	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,683 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	485,614	—	—
Financials	10,937,756	1,570,479	114,041
Industrials	—	186,404	—
Information technology	417,598	—	—
Total common stocks	11,840,968	1,756,883	114,041
Convertible preferred stocks	$—	$—	$29,003
Warrants	—	91,197	—
Short-term investments	1,035,179	67,990	—

Totals by level	$12,876,147	$1,916,070	$143,044

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$21,667	$—

Totals by level	$—	$21,667	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	109,611	87,944
Equity contracts	91,197	—

Total	$200,808	$87,944

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$7,200,000
Warrants (number of warrants)		24,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	3,688	4,493	6,145	25,712	10,181	17,645	7,554	24,440	7,527	2,226	109,611

	Total Assets	$3,688	$4,493	$6,145	$25,712	$10,181	$17,645	$7,554	$24,440	$7,527	$2,226	$109,611

	Liabilities:
	Forward currency contracts#	2,635	7,431	3,608	20,011	2,753	17,724	6,897	16,143	9,193	1,549	87,944

	Total Liabilities	$2,635	$7,431	$3,608	$20,011	$2,753	$17,724	$6,897	$16,143	$9,193	$1,549	$87,944

	Total Financial and Derivative Net Assets	$1,053	$(2,938)	$2,537	$5,701	$7,428	$(79)	$657	$8,297	$(1,666)	$677	$21,667
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$1,053	$(2,938)	$2,537	$5,701	$7,428	$(79)	$657	$8,297	$(1,666)	$677

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016